Earnings (Loss) Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Net income (loss) applicable to common stock	$ 6,789,816	41,103,510	(43,064,771)	(97,996,759)
Earnings allocated to participating redeemable convertible preferred shares		(21,903,467)
Net income (loss) for basic earnings per share		19,200,043	(43,064,771)	(97,996,759)
Denominator:
Weighted average number of ordinary shares outstanding	67,653,340	67,653,340	51,880,468	51,880,468
Basic earnings (loss) per ordinary share		0.28	(0.83)	(1.89)
Numerator:
Net income (loss) allocated to ordinary shareholders as reported in basic earnings (loss) per ordinary share		19,200,043	(43,064,771)	(97,996,759)
Denominator:
Weighted average shares of ordinary shares outstanding as reported in basic earnings (loss) per ordinary share	67,653,340	67,653,340	51,880,468	51,880,468
Dilutive effect of outstanding share options	3,296,870	3,296,870
Weighted average shares outstanding diluted	70,950,210	70,950,210	51,880,468	51,880,468
Diluted earnings (loss) per ordinary share		0.27	(0.83)	(1.89)